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                                                                     Sector
Defined Asset Funds(R)                                               2001 Series
                                                                     A











                              Broadband
                              Portfolio









                         Byte Into Opportunity
                             With Broadband Technologies...




                                                 [GRAPHIC OMITTED] Merrill Lynch


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Broadband technology is altering the speed and method in which we communicate in today's world. These broadband technologies - voice, data, video, wireless, cable, optical, satellite, broadcast, the Internet and more - are evolving at a dynamic rate. Now, Defined Asset Funds(r) offers you an opportunity to access the exciting potential of wireless and other broadband producers and service providers bit by bit, byte by byte, with our...

                              Broadband Portfolio

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The Potential

We expect that tomorrow's high-speed data communications will look nothing like today's. As the broadband industry continues to evolve, we are likely to witness an expanded global market, the birth of new bandwidth technologies to satisfy the demands of Internet traffic and more efficient, convenient personal communications services (PCS) technology. The Defined Asset Funds Broadband Portfolio offers an opportunity to be more than a spectator to the potential performance of emerging high-speed data communications technology.

The Technology

Global Market

As sophisticated communications tools continue to unite the world, our expanding global market enhances the prospects of technology, Internet and telecommunications and the companies that support these industries.

PCS Technology

With one device to deliver voice and data, consumers demand inexpensive, highly efficient wireless communications gear.

Expanding Bandwidth Technology

The number of Internet surfers has increased dramatically, requiring service providers to improve speed and accessibility with new and improved bandwidth technologies. Equipment and networking firms are working to meet this demand.

Favorable Regulatory Trends

Increased deregulation has brought a host of opportunities to telecommunications, telephone companies and cable providers to cross their traditional service boundaries and offer multi-service packages.

The Portfolio

The Broadband Portfolio seeks capital appreciation in a portfolio of common stocks significant broadband capabilities. We believe the technology and telecommunications stocks have significant potential for growth with broadband developments. These companies are involved in technologies including fiber optics, routers, modems and wireless communications.

The Portfolio will hold its stocks for about one year. At that time, you can choose to either redeem your investment, or roll you proceeds into the nest Portfolio, if available, at a reduced sales charge.


Selected by Merrill Lynch
Securities Global Research
& Economics Group:
A reputation for excellence


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                              A DEFINED PORTFOLIO

Company                                                               Symbol
-------                                                               ------

Technology
Agilent Technologies, Inc.                                            A
     This company designs and manufactures test measurement and monitoring systems for the communications, electronics and health-care markets.

Applied Materials, Inc.                                               AMAT
     Applied Materials develops, manufactures, markets and services semiconductor for fabrication equipment for the world-wide semiconductors industry.

Applied Micro Circuits Corporation                                    AMCC
     This company designs, develops, manufactures and markets high-performance, high-bandwidth silicon solutions.

Broadcom Corporation                                                  BRCM
     Providing integrated silicon solutions that enable broadband digital data transmission, Broadcom designs, develops and supplies integrated circuits.

Cisco Systems, Inc.                                                   CSCO
     Cisco avers a variety of data networking products to businesses worldwide.

EMC Corporation                                                       EMC
     Operating worldwide, EMC's products store, retrieve, manage, protect and share information from all major computing environments.

Exodus Communications, Inc.                                           EXDS
     Exodus provides Internet systems and network management solutions for enterprises with mission-critical Internet operations.

Extreme Networks, Inc.                                                EXTR
     A leading provider of broadband networking solutions for the Internet economy, this company focuses on high-performance multi-layer capabilities.

Foundry Networks, Inc.                                                FDRY
     Providing solutions for various types of networks, Foundry designs, develops, manufactures and markets a suite of high-performance networking products.

Inktomi Corporation                                                   INKT
     Using parallel-processing technology to deliver speed and performance, Inktomi develops and markets scalable software applications.

Juniper Networks, Inc.                                                JNPR
     Juniper is a provider of infrastructure solutions that enable service providers to meet demands resulting from Internet growth.

Network Appliance, Inc.                                               NTAP
     Network Appliance's network storage and data access solutions deliver fast access to network-stored data.

Novellus Systems, Inc.                                                NVLS
     This company supplies deposition systems, which are used in the fabrication of integrated circuits.

PMC-Sierra, Inc.                                                      PMCS
     PMC-Sierra's products for high-speed transmission and networking systems are used to restructure the global data and telecommunications infrastructure.

SanDisk Corporation                                                   SNDK
     SanDisk designs, manufactures and markets digital imaging and audio storage products using its patented technology.

STMicroelectronics N.V.*,+                                      STM
     This company's products are used in the telecommunications, consumer, automotive, computer and industrial sectors.

Texas Instruments, Inc.*                                              TXN
     With semiconductor products, digital signal processing and analog technologies, Texas Instruments has manufacturing and sales operations worldwide.

TranSwitch Corporation                                                TXCC
     This designer, developer, marketer and supporter of integrated digital and mixed-signal semiconductor solutions sells its products worldwide to original equipment manufacturers for their networking equipment.

TriQuint Semiconductor, Inc.                                          TQNT
     TriQuint Semiconductor's proprietary technology enables its products to overcame the performance barriers of silicon devices in various applications.

VERITAS Software Corporation                                          VRTS
     A leading enterprise-class application storage management software provider, VERITAS' software is used by over 60 of the world's leading servers and operating systems.

Vitesse Semiconductor Corporation                                     VTSS
     This company designs, develops, manufactures and markets digital high-band- width communications, automatic test equipment and integrated circuits.

Xilinx, Inc.                                                          XLNX
     Xilinx designs, develops and markets complete programmable logic solutions.

Telecommunications

Aether Systems, Inc.                                                  AETH
     This company's wireless data services and systems allow people to use hand held devices for real-time data communications and transactions.

Alcatel SA*, +                                                ALA
     Alcatel offers telecommunications services as well as developing, producing and distributing telecommunications equipment and cables.

Brocade Communications Systems, Inc.                                  BRCD
     Brocade's switches allow companies to manage growth of data storage, improve data transfer and increase the size of storage area networks.

CIENA Corporation                                                     CIEN
     Manufacturing and selling optical network equipment products for data and telecommunications service providers worldwide, CIENA's customers include Internet service providers and telephone carriers.

CommScope, Inc.                                                       CTV
     This company designs, manufactures and markets coaxial cables and other high-performance electronic and fiber optic cable products sold worldwide.

Corning, Inc.*                                                        GLW
     Corning produces components for the telecommunications industry as well as high-performance displays and components for television and other communications-related industries.

EchoStar Communications Corporation                                   DISH
     Operating a direct broadcast satellite subscription TV service in the U.S., EchoStar also designs, manufactures, distributes and sells digital equipment.

Exfo Electro-Optical Engineering, Inc.+                               EXFO
     This company's equipment is used to diagnose and repair problems within an optical network and analyze fiber optic equipment during production.

Finisar Corporation                                                   FNSR
     Finisar's line of optical subsystems and network performance test systems enables high-speed data communications over local/storage area networks.

Hughes Electronics Corporation                                        GMH
     Hughes designs, manufactures and markets advanced electronic systems.

JDS Uniphase Corporation                                              JDSU
     Sold worldwide, this company's products include semiconductor lasers, high-speed external modulators and transmitters.

Motorola, Inc.*                                                       MOT
     This company provides integrated communications and embedded electronic solutions.

Nokia Oyj*,+                                                          NOK
     Nokia develops and manufactures mobile phones, networks and systems for cellular and fixed networks worldwide.

Nortel Networks Corporation*, +                                       NT
     This company provides telephony, data, wireless and wireline products and services far the Internet.

QUALCOMM, Inc.                                                        QCOM
     QUALCOMM develops and delivers digital wireless communications products and services based an its CDMA digital technology.

Scientific-Atlanta, Inc.*                                             SFA
     This company's products connect information generators and users and include applications for converging cable, telephone and data networks.

Sycamore Networks, Inc.                                               SCMR
     Providing software-based optical networking products, Sycamore's customers include telephone carriers, Internet service providers and cable operators.

Symbol Technologies, Inc.                                             SBL
     Symbol Technologies manufactures, sells and services bar code scanner products that use laser technology to read data.

Telefonaktiebolaget LM Ericsson AB*, +                                ERICY
     This company develops and produces advanced systems and products for wired and mobile communications worldwide.

Vodafone Group PLC*, +                                                VOD
     This company supplies customers with digital and analog cellular telephone, paging and personal communications services.


*  This stock currently pays dividends.
+ This issuer is a foreign corporation; dividends, if any, may be subject to withholding taxes.


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Defining Your Risks

Please keep in mind the following factors when considering this investment. Your financial professional will be happy to answer any questions you may have.

o This Portfolio is concentrated in the technology and telecommunications industries and contains a significant number of stocks from the Internet industry, which can involve special risks including intense competition and rapid obsolescence.

o This Portfolio contains foreign stocks, which may involve special risks including higher price volatility, currency fluctuations and political developments.

o The value of your investment will fluctuate with the prices of the underlying stocks, which can be extremely volatile. This Portfolio is speculative and should not be considered a complete equity investment program. It generally is not appropriate for investors seeking preservation of capital or current income.

Tax Efficiency

When seeking capital appreciation, managing tax liability on capital gains can be vital to your overall return. By holding this Fund for more than one year, individuals may be eligible for favorable federal tax rates on net long-term capital gains (currently no more than 20%).

Generally, dividends and any gains will be subject to tax each year, whether or not reinvested. However, on rollovers to future Portfolios, if available, certain investors may defer recognition of gains and losses for federal tax purposes on stocks that are transferred to the new Portfolio. Please consult your tax advisor concerning state and local taxation.

Your taxable income is expected to include foreign withholding taxes. However, subject to limitations, you may be able to credit these taxes against your U.S. federal income tapes.

Defining Your Costs

You will pay an initial sales charge of abut 1% the first time you buy. In addition, you'll pay deferred sales charge of $15.00 per 1,000 units.

                                                        Maximum as a % of
Unitholder Fees                                        the Amount Invested
--------------------------------------------------------------------------------
Creation and Development Fee
(0.250% of net assets)                                         0.30%
Sales Charges                                                  2.50%
                                                               ====
Total Maximum Sales Charges                                    2.80%
(including Creation and Development Fee)
--------------------------------------------------------------------------------

If you sell your units before termination, any remaining balance of your deferred sales charge will be deducted, along with the estimated costs of selling Portfolio securities, from the proceeds you receive. If you roll over to a successor Portfolio, if available, the initial sales charge on that Portfolio will be waived. You will only pay the deferred sales charge.


Portfolio Expenses                                Amount per 1,000 Units
--------------------------------------------------------------------------------
Estimated Operating Expenses
(0.216% of net assets)                                      $2.14

Estimated Organization Costs                                $2.10
--------------------------------------------------------------------------------

Volume Purchase Discounts

For larger purchases, the initial sales charge (but the Creation and Development
Fee) is reduced to put more of your investment dollars to work for you. The deferred sales charge will not change.

                                                     Your Initial Sales Charge
If You Invest:                                                  Will Be:
--------------------------------------------------------------------------------
Less than $50,000                                                $1.00%

$50,000 to $99,999                                                0.75

$100,000 to $249,999                                              0.25

$250,000 to $999,999                                              0.00
--------------------------------------------------------------------------------
If you invest $1,000,000 or more, you will not pay any initial sales charge and you will receive additional units, effectively reducing your deferred sales charge to 0.75% of your investment.

++ These percentages are based on a unit price of $1,000 per 1,000 units and will vary as the unit price changes.


Connect With The Future Today!

You can get started with $250. This fund is eligible for purchase through Unlimited Advantag(SM) accounts, in which Unlimited Advantage fees apply in lieu of traditional sales charges. Call your financial professional to learn how the Broadband Portfolio may help to meet your personal investment and whether it may be appropriate for your IRA account. You may request a free prospectus containing more complete information, including sales charges, expenses and risks. You may also download prospectus from our Web site address listed above. Please read it carefully before you invest or send money.

The information in this brochure is not complete and may be changed. We may not sell the securities of the next Portfolio until the registration statement filed with the Securities and Exchange Commission is effective. This brochure is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where their offer or sale is not permitted.

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       (C) 2001 Merrill Lynch, Pierce, Fenner & Smith Incorporated. Member SPIC.
   Defined Asset Funds is a registered service mark of Merrill Lynch & Co., Inc.